Incentive Plans - Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected life of options in years		6 years 3 months
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	50.00%	50.00%
Risk-free interest rate	3.03%	1.94%
Expected life of options in years	5 years 7 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility	63.10%	55.00%
Risk-free interest rate	3.11%	2.27%
Expected life of options in years	7 years